PGIM Jennison Global Equity Income Fund
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks 94.7%
Australia 0.9%
Transurban Group, UTS	748,936	$7,777,521
Canada 7.0%
BCE, Inc.	303,600	6,585,923
Canadian National Railway Co.	72,058	9,166,498
Enbridge, Inc.	540,668	29,419,806
Pembina Pipeline Corp.	282,586	13,816,346
		58,988,573
France 8.8%
AXA SA	732,100	37,944,475
Cie Generale des Etablissements Michelin SCA	466,409	18,852,476
Orange SA	946,584	18,087,039
		74,883,990
Italy 4.1%
Enel SpA	3,052,811	34,476,633
South Korea 2.0%
Samsung Electronics Co. Ltd.	99,497	17,317,933
Spain 1.4%
Sacyr SA	2,103,732	11,436,103
Switzerland 4.1%
Zurich Insurance Group AG	46,137	35,143,853
United Kingdom 7.7%
AstraZeneca PLC	108,630	18,427,993
National Grid PLC	2,278,353	36,466,984
Unilever PLC	162,600	10,345,845
		65,240,822
United States 58.7%
AbbVie, Inc.	160,547	40,287,664
Air Products & Chemicals, Inc.	16,481	4,860,082
Amgen, Inc.	35,340	13,611,554
Apple, Inc.	75,094	23,197,288
Camden Property Trust, REIT	42,968	4,761,284
Caterpillar, Inc.	44,842	36,537,710
Cisco Systems, Inc.	98,325	11,404,717
Corning, Inc.	179,601	24,829,838
Gaming & Leisure Properties, Inc., REIT	250,525	11,221,015
Gateway Energy & Resource Holdings LLC, Private Placement, 144A*^(x)	100,000	5,700
International Business Machines Corp.	52,728	11,792,617
JPMorgan Chase & Co.	81,511	28,674,755
Lam Research Corp.	153,272	44,911,761
Lincoln National Corp.	159,901	7,293,085
Linde PLC	11,796	5,642,971
McDonald’s Corp.	20,076	5,433,369
MetLife, Inc.	269,709	25,927,126
Microsoft Corp.	11,235	5,221,129
NextEra Energy, Inc.	47,319	4,112,967
PepsiCo, Inc.	39,856	5,562,303
PNC Financial Services Group, Inc. (The)	67,309	16,818,500

PGIM Jennison Global Equity Income Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Prologis, Inc., REIT	193,573	$27,992,591
Republic Services, Inc.	46,501	9,790,786
Sanofi SA	153,785	13,242,685
Schneider Electric SE	21,523	7,231,418
Shell PLC, ADR	283,119	26,041,286
Texas Instruments, Inc.	97,963	27,012,318
Union Pacific Corp.	44,231	12,921,202
Walmart, Inc.	199,820	22,219,984
Williams Cos., Inc. (The)	269,367	19,270,515
		497,830,220

Total Common Stocks (cost $438,016,048)		803,095,648
Preferred Stocks 1.8%
United States
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	46,741	3,122,766
PG&E Corp., CVT, 6.000%, Series A, Maturing 12/01/27	279,165	11,839,388

Total Preferred Stocks (cost $16,384,242)		14,962,154

Total Long-Term Investments (cost $454,400,290)		818,057,802
Short-Term Investment 2.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $24,032,695)(wb)	24,032,695	24,032,695

TOTAL INVESTMENTS 99.4% (cost $478,432,985)		842,090,497
Other assets in excess of liabilities 0.6%		5,421,280

Net Assets 100.0%		$847,511,777

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,700 and 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Gateway Energy & Resource Holdings LLC, Private Placement, 144A*^	12/14/07	$2,000,000	$5,700	0.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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